Selected Quarterly Results (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Net gains on mortgage loans held for sale at fair value	$ 29,453,000	$ 25,949,000	$ 42,654,000	$ 39,957,000	$ 49,683,000	$ 39,760,000	$ 14,790,000	$ 13,937,000	$ 138,013,000	$ 118,170,000	$ 13,029,000
Net servicing fees	30,500,000	21,399,000	22,069,000	16,042,000	14,759,000	6,112,000	7,658,000	11,576,000	119,461,000	52,357,000	38,105,000
Management fees and Carried Interest	13,963,000	13,352,000	13,291,000	13,143,000	12,560,000	9,469,000	6,966,000	5,982,000
Other income	5,417,000	8,167,000	6,509,000	4,982,000	708,000	3,633,000	4,318,000	269,000	2,500,000	2,707,000	1,713,000
Total net revenue	90,420,000	87,194,000	106,577,000	102,368,000	109,519,000	76,232,000	41,447,000	37,888,000	386,559,000	265,086,000	74,784,000
Expenses	48,733,000	52,277,000	56,348,000	47,075,000	54,099,000	38,369,000	30,969,000	22,657,000	204,433,000	146,763,000	60,085,000
Income before provision for income taxes	41,687,000	34,917,000	50,229,000	55,293,000	55,420,000	37,863,000	10,478,000	15,231,000	182,126,000	118,323,000	14,699,000
Provision for income taxes	4,430,000	3,493,000	2,038,000						9,961,000
Net income	37,257,000	31,424,000	48,191,000	55,293,000	55,420,000	37,863,000	10,478,000	15,231,000	172,165,000	118,323,000	14,699,000
Less: Net income attributable to noncontrolling interest	30,847,000	26,227,000	45,398,000						157,765,000
Net income attributable to PennyMac Financial Services, Inc. common stockholders	6,410,000	5,197,000	2,793,000						14,400,000
Earnings per share of Common Stock:
Basic (in dollars per share)	$ 0.33	$ 0.29	$ 0.22						$ 0.83
Diluted (in dollars per share)	$ 0.32	$ 0.28	$ 0.22						$ 0.82
Assets
Mortgage loans held for sale at fair value	531,004,000	530,248,000	656,341,000	203,661,000	448,384,000	410,071,000	248,974,000	176,282,000	531,004,000	448,384,000
Mortgage servicing rights	483,664,000	252,858,000	199,738,000	146,992,000	108,975,000	74,154,000	52,900,000	41,599,000	483,664,000	108,975,000
Carried Interest from Investment Funds	61,142,000	58,134,000	55,322,000	52,460,000	47,723,000	44,504,000	41,149,000	39,039,000	61,142,000	47,723,000
Servicing advances	154,328,000	105,344,000	94,791,000	96,587,000	93,152,000	76,554,000	73,706,000	68,961,000	154,328,000	93,152,000
Other assets	354,337,000	307,800,000	274,588,000	193,277,000	133,929,000	97,416,000	88,907,000	92,758,000	354,337,000	133,929,000
Total assets	1,584,475,000	1,254,384,000	1,280,780,000	692,977,000	832,163,000	702,699,000	505,636,000	418,639,000	1,584,475,000	832,163,000	289,281,000
Liabilities
Assets sold under agreement to repurchase	471,592,000	387,883,000	500,427,000	180,049,000	393,534,000	361,478,000	220,546,000	159,547,000	471,592,000	393,534,000
Note payable	52,154,000	56,775,000	47,209,000	63,437,000	53,013,000	34,035,000	18,116,000	17,584,000	52,154,000	53,013,000
Other liabilities	292,802,000	216,908,000	177,000,000	141,748,000	123,866,000	105,259,000	99,744,000	84,586,000	292,802,000	123,866,000
Total liabilities	955,271,000	664,423,000	724,636,000	385,234,000	570,413,000	500,772,000	338,406,000	261,717,000	955,271,000	570,413,000
Total equity	629,204,000	589,961,000	556,144,000	307,743,000	261,750,000	201,927,000	167,230,000	156,922,000	629,204,000	261,750,000	123,915,000	89,969,000
Total liabilities and stockholders' equity	1,584,475,000	1,254,384,000	1,280,780,000	692,977,000	832,163,000	702,699,000	505,636,000	418,639,000	1,584,475,000	832,163,000
PennyMac Mortgage Investment Trust
Revenue
Fulfillment fees from affiliate	11,087,000	18,327,000	22,054,000	28,244,000	31,809,000	17,258,000	7,715,000	6,124,000	79,712,000	62,906,000	1,747,000
Liabilities
Excess servicing spread financing at fair value payable to affiliate	$ 138,723,000	$ 2,857,000							$ 138,723,000